Leases (Details) - Schedule of maturities of lease liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of maturities of lease liabilities [Abstract]
2021	¥ 92,382
2022	62,187
2023	36,505
2024	16,107
2025	7,416
Thereafter	4,796
Total remaining undiscounted lease payments	219,393
Less: Interest	(29,634)
Total present value of lease liabilities	189,759
Less: Current operating lease liability	(86,233)	$ (13,216)	¥ (79,986)
Non-current operating lease liability	¥ 103,526	$ 15,866	¥ 103,252